Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities and commitments	The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	Barclays Bank Group
	2025	2024
	£m	£m
Guarantees and letters of credit pledged as collateral security	16,890	16,814
Performance guarantees, acceptances and endorsements	9,743	9,751
Total contingent liabilities and financial guarantees	26,633	26,565
Of which: Financial guarantees and letters of credit carried at fair value	905	988

Documentary credits and other short-term trade related transactions	1,103	1,433
Standby facilities, credit lines and other commitments	354,285	352,344
Total commitments[1]	355,388	353,777
Of which: Loan commitments carried at fair value	21,292	15,350
Note
1Includes exposures relating to financial assets classified as assets held for sale.